Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 670,000	$ (839,000)	$ 112,000
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	28,000	128,000	(17,000)
Unrealized gain (loss) on hedges, net of tax	3,000	(1,000)	(1,000)
Unrealized (loss) gain on other, net of tax	(1,000)	0	3,000
Other comprehensive income (loss), net of tax	30,000	127,000	(15,000)
Comprehensive income (loss)	700,000	(712,000)	97,000
Less: Comprehensive income attributable to non-controlling interests	136,000	119,000	115,000
Comprehensive income (loss) attributable to IGT PLC	$ 564,000	$ (831,000)	$ (18,000)